Principal Activities And Reorganization (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiary of Limited Liability Company or Limited Partnership
As of December 31, 2022, the Company’s major subsidiaries, consolidated VIEs and principal subsidiary of VIEs are as follows:

	Date of Incorporation/ Establishment	Date of Incorporation/ Establishment	Percentage Of Direct or Indirect Economic Interest	Principal Activities
Name of Company
Principal Subsidiaries
Waterdrop Group HK Limited (“Waterdrop HK”)	May 31, 2018	Hong Kong	100%	Investment holding
Waterdrop Technology	October 17, 2018	PRC	100%	Research and development service for the Group
VIEs and its principal subsidiaries
Zongqing Xiangqian	August 2, 2013	PRC	100%	Operating management service for the Group
Shuidi Hubao	December 12, 2016	PRC	100%	Medical crowdfunding platform services
Shuidi Hulian	December 12, 2016	PRC	100%	Mutual aid platform services1
Shuidi Insurance Brokerage Co., Ltd	October 19, 2012	PRC	100%	Insurance brokerage services
Beijing Yifan Fengshun Medical Technology Co., Ltd	December 18, 2020	PRC	100%	Digital clinical trial solution

1	The business was terminated in March, 2021.